COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Feb. 16, 2018	Jul. 31, 2017	Jun. 30, 2017	Jan. 30, 2017	Oct. 31, 2016	Oct. 31, 2015
Common stock per share			$ 0.001		$ 0.001	$ 0.001
Accrued salaries					$ 5,051	$ 15,752
Commission fee percentage			10.00%		10.00%
Cash paid					$ 15,000
Remaining in shares			100,000		100,000
Film cost			$ 2,886,501		$ 2,931,849
Accrued value common stock for services completion, shares			100,000		100,000
Accrued value common stock for services completion, amount			$ 4,000		$ 4,000
Contingent compensation receive in percentage			5.00%		5.00%
Monthly rent			$ 1,000		$ 1,000
Rent expense			$ 6,000	$ 6,000	$ 12,000	6,700
Lease expiry date			Dec. 31, 2016		Dec. 31, 2016
Loan principal amount			$ 973,465		$ 1,328,265
Consulting Agreements [Member]
Compensation for services shares per month	25,000
Compensation for services value											$ 15,000
Compensation for services shares											100,000
Consulting agreement terminated, description	30 days written notice
Term of agreement	24 months
Mr. Brian Lukow [Member] | Employment Agreement [Member]
Compensation for services value per month												$ 5,000
Compensation for services shares per month												20,000
Compensation for services value												$ 5,000
Compensation for services shares												20,000
Common stock per share												$ 0.25
Accrued salaries			5,651		5,051
Change in officers compensation per month							$ 8,000
Mr. Brian Lukow [Member] | Corporate director agreements [Member]
Compensation for services shares per month												2,000
Compensation for services shares												2,000
Mr. Kra [Member]
Accrued salaries			8,000
Employment Agreement [Member]
Terms of the employment agreement services

The Company shall pay $96,000 per annum and entitled to additional compensation of 1,000,000 shares of the Company’s common stock for the first 4 months and then 20,000 shares of the Company’s common stock every month thereafter (see Note 7).

Producer Agreement [Member]
Film cost			$ 75,000		75,000
Contingent compensation receive in percentage			2.00%
Fixed Compensation paid during the period										$ 75,000
Director Agreement [Member]
Guaranteed Compensation			$ 100,000		100,000
Deposit percentage			5.00%
Film cost			$ 100,000		100,000
Ms OBrien [Member] | Corporate director agreements [Member]
Compensation for services shares per month												2,000
Compensation for services shares												2,000
Mr. Gold [Member] | Corporate director agreements [Member]
Compensation for services shares per month												2,000
Compensation for services shares												2,000
Executive Producer Agreement [Member]
Contingent compensation receive in percentage			2.00%
Fixed Compensation paid during the period								$ 50,000
Adjusted gross receipts with cap			$ 100,000		$ 100,000
CFTB GA [Member] | Loan agreement [Member]
Additional Information

In June 2017, in connection with a loan agreement (see Note 5), through the Company’s majority owned subsidiary, CFTB GA, the Company agreed to 1) issue a note payable of $25,000 to the lender and 2) the lender shall be entitled to a 50% net profit from the Movie. In the event, the loan gets repaid, the lender’s percentage ownership will decrease to 37%.

In June 2017, in connection with a loan agreement (see Note 4), through the Company’s majority owned subsidiary, CFTB GA, the Company agreed to 1) issue a note payable of $25,000 to the lender and 2) the lender shall be entitled to a 50% net profit from the Crazy for the Boys movie. In the event, the loan gets repaid, the lender’s percentage ownership will decrease to 37%.

Ownership percentage									50.00%
Initial proceeds received from loan			$ 300,000		$ 300,000
Maturity date of loan			Dec. 01, 2017		Dec. 01, 2017
Adjusted gross revenue percentage								6.00%
Loan principal amount								$ 25,000